Unaudited interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2019	€ 59,860	€ 2,383	€ 98,099		€ (40,622)	€ (938)	€ 58,922
Loss for the period	(19,033)				(19,033)	(63)	(19,096)
Other comprehensive loss	70			€ 70			70
Total comprehensive loss	(18,963)			70	(19,033)	(63)	(19,026)
Share-based payments	1,393		1,393				1,393
Disposal of non-wholly owned subsidiary						268	268
Acquisition of non-wholly owned subsidiary	(755)				(755)	680	(75)
Balance at end of the period at Jun. 30, 2020	41,535	2,383	99,492	70	(60,410)	(53)	41,482
Balance at beginning of the period at Dec. 31, 2020	65,682	2,654	125,916	(48)	(62,840)	95	65,777
Loss for the period	(12,955)				(12,955)	46	(12,909)
Other comprehensive loss	(70)			(70)			(70)
Total comprehensive loss	(13,025)	0	0	(70)	(12,955)	46	(12,979)
Share-based payments	4,276		4,276				4,276
Exercise of options		39	(39)
Balance at end of the period at Jun. 30, 2021	€ 56,933	€ 2,693	€ 130,153	€ (118)	€ (75,795)	€ 141	€ 57,074